Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Other Income and Purchase of Goods and Services Incurred in Transactions

The following table presents the amounts related to revenue and other income and purchase of goods and services incurred in transactions with these related parties:

	2018	2017	2016
Revenue and other income	133	130	59
Purchase of goods and services	106	144	116

Schedule of Amounts Related to Receivable and Payable Balances with Related Parties	The following table presents the amounts related to receivable and payable balances with these related parties:
	2018	2017
Receivables	25	54
Payables	49	77